Retirement Benefits	12 Months Ended
Dec. 31, 2025
Disclosure Of Defined Contribution Plan [abstract]
Retirement benefits	Retirement benefits

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

All employees are members of various defined contribution retirement schemes.
Contributions to the various retirement schemes are fully expensed during the period in which they are incurred.
Retirement benefit costs	39.6	36.2	33.8